Special Items Special Items Recorded By Segment (Narrative) (Details) £ in Millions, CAD in Millions, $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended						21 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 GBP (£) employee	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 GBP (£) employee	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($) employee	Dec. 29, 2012 employee	Sep. 30, 2017 GBP (£)	Dec. 31, 2015 employee	Dec. 31, 2018 CAD	Dec. 31, 2015 employee	Nov. 30, 2013
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						$ 346.7		$ 324.4	$ 200.0
Accelerated depreciation						$ 49.4
Canada [Member]
Unusual or Infrequent Item [Line Items]
Percentage Of Fair Value Exceeding Carrying Value			20.00%		20.00%	20.00%						20.00%		20.00%
Canada [Member] | Asset Abandonment [Member]
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						$ 25.1		0.0	0.0
Europe [Member]
Unusual or Infrequent Item [Line Items]
Percentage Of Fair Value Exceeding Carrying Value			9.00%		9.00%	9.00%						9.00%		9.00%
Tax Adjustments, Settlements, and Unusual Provisions									10.4
Europe [Member] | Asset Abandonment [Member]
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						$ 27.5			0.0
Europe [Member] | Flood Insurance Reimbursement [Member]
Unusual or Infrequent Item [Line Items]
Unusual or Infrequent Item, Insurance Proceeds						2.4		3.9	7.4
Unusual or Infrequent Item, Loss, Gross								2.1	5.4
Europe [Member] | Termination Fees and Other (Gains)/Losses [Member]
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						10.0		0.0	0.0
Joint venture, ownership percentage															49.90%
Europe [Member] | Termination of joint venture [Member]
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						0.0		0.0	13.2
MCI [Member] | Asset Abandonment [Member]
Unusual or Infrequent Item [Line Items]
Accelerated depreciation				$ 0.7
MCI [Member] | Termination Fees and Other (Gains)/Losses [Member]
Unusual or Infrequent Item [Line Items]
Restructuring, settlement and impairment provisions						0.0		0.0	$ (4.8)
MC Si Hai [Member]
Unusual or Infrequent Item [Line Items]
Gain (loss) on disposal on joint venture		$ 6.0
Legal and other fees related to disposal of joint venture		1.2
Heineken [Member]
Unusual or Infrequent Item [Line Items]
Gain (Loss) on Contract Termination | £	£ 13.0
Proceeds From Collection of Termination Fees | £					£ 8.0		£ 5.0
Burton South [Member] | Europe [Member]
Unusual or Infrequent Item [Line Items]
Accelerated depreciation			$ 1.4
Plovdiv [Member] | Europe [Member]
Unusual or Infrequent Item [Line Items]
Business Exit Costs			2.1
Accelerated depreciation			1.0
Toronto [Member] | Canada [Member] | Asset Abandonment [Member]
Unusual or Infrequent Item [Line Items]
Business Exit Costs						8.2
Accelerated depreciation						7.9
Vancouver [Member] | Canada [Member] | Asset Abandonment [Member]
Unusual or Infrequent Item [Line Items]
Business Exit Costs						15.7
Accelerated depreciation			$ 1.2			15.4
Europe [Member]
Unusual or Infrequent Item [Line Items]
Loss on Contract Termination					£ 19.0	29.4
Europe [Member] | Heineken [Member]
Unusual or Infrequent Item [Line Items]
Proceeds From Collection of Termination Fees						19.4
Alton Brewery [Member] | Europe [Member]
Unusual or Infrequent Item [Line Items]
Business Exit Costs						24.0
Accelerated depreciation						$ 21.8		$ 4.0
Deconsolidation Liability [Member] | MC Si Hai [Member]
Unusual or Infrequent Item [Line Items]
Equity Method Investment, Amount Sold		5.4
Proceeds from Sale [Member] | MC Si Hai [Member]
Unusual or Infrequent Item [Line Items]
Proceeds from Sale of Equity Method Investments		$ 0.6
Forecast
Unusual or Infrequent Item [Line Items]
Accelerated depreciation | CAD													CAD 20
Gain (Loss) on Sale of Properties | CAD													CAD 144
Forecast | Burton South [Member] | Europe [Member]
Unusual or Infrequent Item [Line Items]
Accelerated depreciation | £											£ 9.0
Reduction of labor and general overhead costs
Unusual or Infrequent Item [Line Items]
Number of positions eliminated | employee							160	160	310	600				1,070
Closing of brewing facility
Unusual or Infrequent Item [Line Items]
Number of positions eliminated | employee					286	286	72	72				358